Related party transactions - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	[1]
Disclosure of transactions between related parties [line items]
Revenue	£ 12,801.1	£ 12,002.8	[1]	£ 13,234.1
Investments in Kantar	£ 92.9
Number of shares outstanding	0.40
USA | Compas
Disclosure of transactions between related parties [line items]
Revenue	£ 117.2	£ 90.6

[1]	Figures have been restated as described in the accounting policies.